Report for fiscal year: 12/31/96

Is this a transition report? (Y/N): N

Is this an amendment to a previous filing? (Y/N): N

1.A.  Registrant Name:  NEW YORK LIFE SEPARATE ACCOUNT N
  B.  File Number:      811-1999
  C.  Telephone Number: (212) 576-5669

2.A.  Street: 51 MADISON AVENUE
  B.  City: NEW YORK             C) State: NY   D) Zip Code: 10010 Zip Ext.:
  E.  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by Registrant?(Y/N)              N
                                                                      ----------

4. Is this the last filing on this form by Registrant?(Y/N)               N
                                                                      ----------

5. Is Registrant a small business investment company (SBIC)?(Y/N)         N
                                                                      ----------

6. Is Registrant a unit investment trust (UIT)?(Y/N)                      Y
                                                                      ----------
125. State the total dollar amount of sales loads collected (before reallowance to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units
      of all series of Registrant ($000's omitted)                 $    0
                                                                    -----------

127J. All other equity securities           1       $275           $___________
                                      ---------    -----------

127L. Total assets of all series of
      registrant                             1       $275           $__________
                                      ---------    -----------


131.     Total expenses incurred by all series of Registrant
         during the current reporting period ($000's
         omitted)                                                          $6
                                                                         -------


This report is signed by Depositor on behalf of the Registrant, New York Life Separate Account N, in the city of New York, State of New York, on the 28 day of February 1997.

                                     NEW YORK LIFE INSURANCE COMPANY DEPOSITOR

Witness:  /s/ DAVID KATZ             By: /s/ JOHM CULLEN
          ----------------------         ---------------------------
          David Katz                     John Cullen
          Assistant Secretary            Vice President